Share-based compensation - Compensation expense for different awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Stock-based compensation expense	¥ 28,245	¥ 30,673	¥ 29,755
Vesting of restricted shares
Share-based compensation
Stock-based compensation expense		6,607	12,415
RSUs
Share-based compensation
Stock-based compensation expense	17,878	20,130	17,340
Vesting of share options
Share-based compensation
Stock-based compensation expense	¥ 10,367	¥ 3,936	¥ 0